Income Tax - Reconciliation of Statutory Tax Rate and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the differences between statutory income tax rate and the effective income tax rate
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	(8.81%)	(11.04%)	(3.76%)
Tax effect of permanent differences (as a percent)	(1.73%)	0.88%	(1.72%)
Changes in valuation allowance (as a percent)	(12.97%)	(12.12%)	(35.86%)
Effective income tax rate	1.49%	2.72%	(16.34%)